Stockholders' Equity (Details Narrative) - USD ($)																																																				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 22, 2020	Sep. 21, 2020	Sep. 17, 2020	Sep. 16, 2020	Sep. 15, 2020	Sep. 14, 2020	Sep. 11, 2020	Sep. 10, 2020	Sep. 08, 2020	Sep. 02, 2020	Sep. 01, 2020	Aug. 26, 2020	Aug. 25, 2020	Aug. 25, 2020	Aug. 21, 2020	Jul. 23, 2020	Jul. 16, 2020	Jul. 08, 2020	Jun. 22, 2020	Apr. 22, 2020	Apr. 17, 2020	Mar. 09, 2020	Feb. 19, 2020	Feb. 18, 2020	Feb. 11, 2020	Feb. 10, 2020	Jan. 31, 2020	Jan. 30, 2020	Aug. 27, 2019	Aug. 19, 2019	Jul. 24, 2019	Jul. 15, 2019	May 21, 2019	May 20, 2019	Apr. 22, 2019	Apr. 09, 2019	Jan. 18, 2019	Dec. 18, 2018	Oct. 02, 2018	Jul. 14, 2018	Jul. 02, 2018	Jun. 14, 2018	May 14, 2018	May 11, 2018	Mar. 08, 2018	May 26, 2017	Dec. 16, 2016	Dec. 28, 2015	Feb. 19, 2015	Mar. 28, 2014	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 05, 2017	Mar. 05, 2016
Authorized capital																																																														220,000,000
Common stock, shares authorized	50,000,000																															750,000,000																				50,000,000		50,000,000		50,000,000	50,000,000					200,000,000
Preferred stock, shares authorized	3,333,333																															50,000,000																				3,333,333		3,333,333		3,333,333	3,333,333					20,000,000
Reverse split																														1:15 reverse stock split	reverse split in 1-for-15	1-for-15 reverse split														reversed split for a ratio of 1 for 150					effecting a 1:150 reverse split
Common stock, par value	$ 0.0001																															$ 0.0001																				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value	$ 0.0001																															$ 0.0001																				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	3,564,299																																																			3,564,299		3,564,299		121,216	62,435
Common stock, shares outstanding	3,564,299																																																			3,564,299		3,564,299		121,216	62,435
Stock based compensation																																																				$ 130,400		$ 130,400			$ 219,518
Number of option cancelled																																																									13,750
Stock option exercised															510,000																							40,000																531,000		40,000
Number of common stock shares issued during the period															408,000																							21,619
Number of stock options granted during the period																																																						817,000			73,750
Stock option outstanding intrinsic value	$ 276,212																																																			$ 276,212		$ 276,212		$ 115,180
Stock warrants outstanding	4,000																																																			4,000		4,000		4,000
2018 Incentive Plan [Member]
Common stock, shares issued																																						21,619
Maximum number of shares of common stock are available for issuance																																											66,667
Stock based compensation description																																											The exercise price of an Incentive Stock Option shall be at least 100% of the Fair Market Value of the Common Stock on the Grant Date, and in the case of an Incentive Stock Option granted to a Participant who owns more than 10% of the total combined voting power of all classes of the stock of the Company or of its parent or subsidiary corporations (a "Ten Percent Stockholder"), shall not be less than 110% of the Fair Market Value of the Common Stock on the Grant Date. As of December 31, 2018, Mr. David Phipps, is a Ten Percent Stockholder. The determination of more than 10% ownership shall be made in accordance with Section 422 of the Code. To the extent the aggregate Fair Market Value (determined as of the Grant Date) of Common Stock with respect to which a Participant's Incentive Stock Options become exercisable for the first time during any calendar year (under the Plan and all other stock option plans of the Company and its parent and subsidiary corporations) exceeds $100,000, such portion in excess of $100,000 shall be treated as a Nonqualified Stock Option.
Number of new stock options issued during the period																																											18,333
Stock option exercise price per share																																											$ 22.50
Stock option expire date																																											Jul. 01, 2021
Number of stock options vesting during the period, value																																								$ 47,422		$ 47,422															$ 4,583
Number of stock options vesting during the period																																								2,292		2,292
Purchase price per share																																								$ 20.70		$ 20.70
Strike price																																										$ 22.50
Fair value assumptions, expected volatility rate																																								607.00%		718.00%
Fair value assumptions, expected term																																								3 years		3 years
Fair value assumptions, expected risk free interest rate																																								2.64%		2.69%
Stock based compensation																																																									$ 81,698
Number of option cancelled																																							13,750
2020 Incentive Plan [Member]
Number of new stock options issued during the period														408,000
Fair value assumptions, expected volatility rate																496.13%
Fair value assumptions, expected term																10 years
Fair value assumptions, expected risk free interest rate																0.13%
Number of common stock shares issued during the period														2,250,000
2014 Equity Incentive Plan [Member]
Stock option exercise price per share																																															$ 122.50
Number of stock options vesting during the period, value																																															$ 600,000
Purchase price per share																																															$ 45.00
Fair value assumptions, expected volatility rate																																															736.00%
Fair value assumptions, expected risk free interest rate																																															1.30%
Stock based compensation																																																										$ 600,000
Number of stock options granted during the period																																															13,333
Stock option term																																															10 years
2014 Equity Incentive Plan [Member] | Mr. Carlise [Member]
Stock option exercise price per share																																																	$ 112.50
Stock option expire date																																																	Dec. 31, 2025
Number of stock options vesting during the period, value																																																	$ 650,000
Purchase price per share																																																	$ 2,925.29
Fair value assumptions, expected volatility rate																																																	992.00%
Fair value assumptions, expected term																																																	10 years
Fair value assumptions, expected risk free interest rate																																																	1.05%
Stock based compensation																																																												$ 650,000
Stock option to purchase of shares of common stock as compensation for services provided																																																	222
Number of stock options granted during the period																																																	222
Stock option term																																																	10 years
2014 Equity Incentive Plan [Member] | Mr. Delgado [Member]
Stock option exercise price per share																																																	$ 112.50
Stock option expire date																																																	Dec. 31, 2025
Number of stock options vesting during the period, value																																																	$ 260,000
Purchase price per share																																																	$ 2,925.73
Fair value assumptions, expected volatility rate																																																	992.00%
Fair value assumptions, expected term																																																	10 years
Fair value assumptions, expected risk free interest rate																																																	1.05%
Stock based compensation																																																												260,000
Stock option to purchase of shares of common stock as compensation for services provided																																																	89
Number of stock options granted during the period																																																	89
Stock option term																																																	10 years
2014 Equity Incentive Plan [Member] | Mr. Phipps [Member]
Stock option exercise price per share																																																$ 122.50
Number of stock options vesting during the period, value																																																$ 190,000
Purchase price per share																																																$ 42.75
Fair value assumptions, expected volatility rate																																																872.00%
Fair value assumptions, expected term																																																10 years
Fair value assumptions, expected risk free interest rate																																																1.05%
Stock based compensation																																																											$ 190,000
Number of common stock shares issued during the period																																															2,222
Stock option to purchase of shares of common stock as compensation for services provided																																																4,444
Number of stock options granted during the period																																																4,444
Stock option term																																																10 years
2014 Equity Incentive Plan [Member] | Theresa Carlise [Member]
Number of common stock shares issued during the period																																															1,667
2014 Equity Incentive Plan [Member] | Hector Delgado [Member]
Number of common stock shares issued during the period																																															556
2014 Equity Incentive Plan [Member] | Employee [Member]
Number of common stock shares issued during the period																																															8,889
Common Stock [Member]
Shares issued upon conversion	216,199	275,026	28,901	165,985	151,373	67,647	331,472	75,000	572,285	167,998	21,753	148,424	586,000				2,342		1,095	13,437	370	7,046	10,305	4,468	13,192	23,580	25,421	18,147	18,147
Shares converted	43,240	55,005	5,780	33,197	30,275	13,529	66,294	15,000	114,457	33,600	4,351	29,685	117,200				468		219	2,687	37	705	1,031	446	1,319	2,358	2,542	1,815	1,815
Conversion price per share	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20				$ 0.20		$ 0.20	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10																							$ 0.20		$ 0.20
Stock option exercised																																																				429,800		429,800	21,621	21,619
Preferred Stock Series E [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares issued upon conversion																																	1,840	22,846
Shares converted																																	2,256	342,691
Stock option exercised
Preferred Stock Series A [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series B [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series C [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares issued upon conversion																																					7,798
Shares converted																																					4,052
Stock option exercised
Preferred Stock Series D [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares issued upon conversion																																			209
Shares converted																																			1,563		43,667
Stock option exercised
Preferred Stock Series F [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series G [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series H [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series I [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares converted																																	33
Stock option exercised
Preferred Stock Series J [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series K [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																			$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares converted																																				3,868	2,569
Stock option exercised
Preferred Stock Series L [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																											$ 10.00	$ 10.00							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares converted																																	667
Conversion price per share																																													$ 4.00
Number of common stock shares issued during the period																																												30,000	100,000
Board of Directors [Member] | Certificate of Designation [Member] | Preferred Stock Series E [Member]
Maximum conversion outstanding shares of common stock																																			9.99%
Board of Directors [Member] | Certificate of Designation [Member] | Minimum [Member]
Maximum conversion outstanding shares of common stock																																																													4.99%
Board of Directors [Member] | Certificate of Designation [Member] | Maximum [Member]
Maximum conversion outstanding shares of common stock																																																													9.99%
Consultant [Member] | Restricted Stock [Member]
Number of restricted common stock shares																		20,000
CEO [Member] | Restricted Stock [Member]
Number of restricted common stock shares																		5,000
David Phipps [Member] | 2018 Incentive Plan [Member]
Stock option exercise price per share																																							$ 2.55				$ 24.00
Stock option exercised																																						21,667
David Phipps [Member] | 2020 Incentive Plan [Member]
Stock option exercised														400,000
Two Key Employees [Member] | 2018 Incentive Plan [Member]
Number of option cancelled																																									5,000
Executives and Directors [Member] | 2018 Incentive Plan [Member]
Number of new stock options issued during the period																																							55,417
Stock option exercise price per share																																							$ 2.25
Stock option expire date																																							Dec. 17, 2023
Number of stock options vesting during the period, value																																							$ 124,674
Purchase price per share																																							$ 2.25
Strike price																																							$ 2.25
Fair value assumptions, expected volatility rate																																							773.00%
Fair value assumptions, expected term																																							5 years
Fair value assumptions, expected risk free interest rate																																							2.69%
Two Employees [Member] | 2018 Incentive Plan [Member]
Stock option exercised																																						18,333
Two Employees [Member] | 2020 Incentive Plan [Member]
Stock option exercised														110,000
David Phipps, CEO [Member] | 2020 Incentive Plan [Member]
Number of new stock options issued during the period																400,000
Stock option exercise price per share																$ 0.20
Stock option expire date																Aug. 20, 2030
Theresa Carlise, CFO [Member]
Number of option cancelled																																																						2,500		2,500
Theresa Carlise, CFO [Member] | 2020 Incentive Plan [Member]
Number of new stock options issued during the period																71,000
Stock option exercise price per share																$ 0.20
Stock option expire date																Aug. 20, 2030
Hector Delgado, Director [Member]
Number of option cancelled																																																						1,250		1,250
Hector Delgado, Director [Member] | 2020 Incentive Plan [Member]
Number of new stock options issued during the period																21,000
Stock option exercise price per share																$ 0.20
Stock option expire date																Aug. 20, 2030
Officers and Directors [Member] | 2020 Incentive Plan [Member]
Number of new stock options issued during the period																160,000
Mr. Rector [Member] | Common Stock [Member]
Stock option exercise price per share																																																		$ 112.50
Stock option expire date																																																		Feb. 28, 2022
Number of stock options vesting during the period, value																																																		$ 107,500
Purchase price per share																																																		$ 112.50
Fair value assumptions, expected volatility rate																																																		380.00%
Fair value assumptions, expected term																																																		7 years
Fair value assumptions, expected risk free interest rate																																																		1.58%
Stock based compensation																																																												$ 107,500
Stock option to purchase of shares of common stock as compensation for services provided																																																		956
Number of stock options granted during the period																																																		956
Stock option term																																																		7 years
Increased Number of Shares [Member]
Authorized capital																																																														800,000,000
Common stock, shares authorized																																																														750,000,000
Preferred stock, shares authorized																																																														50,000,000